STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net Loss	$ (6,576)	$ (6,597)	$ (8,276)
Foreign currency translation adjustments	(45)	(540)	(567)
Comprehensive Loss	(6,621)	(7,137)	(8,843)
Attributed to:
Company's Shareholders	(6,621)	(7,137)	(8,843)
Non-controlling interests	12	13	19
Comprehensive Loss	$ (6,621)	$ (7,137)	$ (8,824)